UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2006
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            02/13/2007
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        106

Form 13f Information Table Value Total:                   30128245
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   906535 25651800 SH       Sole                 21473800           4178000
                                                            516918 14627000 SH       Defined 01           14627000
                                                               883    25000 SH       Other                   25000
CEMEX S.A.B. de C.V. ADR       COM              151290889  1112373 32832722 SH       Sole                 28579152           4253570
                                                            697890 20598872 SH       Defined 01           20598872
                                                               810    23906 SH       Other                   23906
Chesapeake Energy Corporation  COM              165167107   505546 17402620 SH       Sole                 14425620           2977000
                                                            415865 14315500 SH       Defined 01           14315500
                                                               116     4000 SH       Other                    4000
Comcast Corporation Cl A       COM              20030N101    16007   378141 SH       Sole                   193141            185000
Comcast Corporation Spl Cl A   COM              20030N200   727266 17365462 SH       Sole                 14938462           2427000
                                                            421145 10055996 SH       Defined 01           10055996
                                                               733    17500 SH       Other                   17500
Del Monte  Foods Company       COM              24522P103     1506   136550 SH       Sole                                     136550
                                                             98152  8898600 SH       Defined 01            8898600
Dell Inc.                      COM              24702R101  1850158 73740853 SH       Sole                 63993575           9747278
                                                           1311343 52265567 SH       Defined 01           52265567
                                                              1530    61000 SH       Other                   61000
DIRECTV Group, Inc.            COM              25459L106  1460946 58578424 SH       Sole                 50738223           7840201
                                                            600318 24070500 SH       Defined 01           24070500
                                                              1058    42408 SH       Other                   42408
Discovery Holding Company      COM              25468Y107   178750 11109410 SH       Sole                  9923110           1186300
                                                            269626 16757344 SH       Defined 01           16757344
                                                                98     6100 SH       Other                    6100
EBay Inc.                      COM              278642103    67972  2260458 SH       Sole                  2084000            176458
                                                            147797  4915100 SH       Defined 01            4915100
Everest Re Group, Ltd.         COM              G3223R108   204157  2080900 SH       Sole                  1896900            184000
                                                            139493  1421800 SH       Defined 01            1421800
Fair Isaac Corporation         COM              303250104     1191    29300 SH       Sole                                      29300
                                                             77333  1902400 SH       Defined 01            1902400
FedEx Corporation              COM              31428X106   409128  3766600 SH       Sole                  3047600            719000
                                                            434328  3998600 SH       Defined 01            3998600
                                                               710     6533 SH       Other                    6533
First Horizon National Corpora COM              320517105     1003    24000 SH       Sole                    24000
General Motors Corporation     COM              370442105   799190 26015300 SH       Sole                 22094600           3920700
                                                            437453 14240000 SH       Defined 01           14240000
                                                               645    21000 SH       Other                   21000
Hilb Rogal & Hobbs Company     COM              431294107     3075    73000 SH       Sole                                      73000
                                                            148532  3526400 SH       Defined 01            3526400
IDT Corporation                COM              448947101       85     6300 SH       Sole                                       6300
                                                              6216   459400 SH       Defined 01             459400
IDT Corporation Cl B           COM              448947309     1869   142900 SH       Sole                                     142900
                                                            121489  9288162 SH       Defined 01            9288162
IHOP Corp.                     COM              449623107    25770   489000 SH       Sole                   287000            202000
                                                            156946  2978100 SH       Defined 01            2978100
Ingersoll-Rand Company Limited COM              G4776G101   219836  5618100 SH       Sole                  5054282            563818
                                                            153820  3931000 SH       Defined 01            3931000
Jacuzzi Brands, Inc.           COM              469865109    45752  3680800 SH       Sole                  2532500           1148300
                                                            181600 14609800 SH       Defined 01           14609800
Level 3 Communications, Inc.   COM              52729N100   290312 51841419 SH       Sole                 45964750           5876669
                                                            722988 129105002 SH      Defined 01          129105002
Liberty Media Corporation Capi COM              53071M302   839179  8564795 SH       Sole                  7498945           1065850
                                                            395660  4038172 SH       Defined 01            4038172
                                                               456     4650 SH       Other                    4650
Liberty Media Corporation Inte COM              53071M104  1010659 46854863 SH       Sole                 40639913           6214950
                                                            487151 22584666 SH       Defined 01           22584666
                                                               803    37250 SH       Other                   37250
Millea Holdings, Inc. ADR      COM              60032R106   197662  5510500 SH       Sole                  4251500           1259000
News Corporation               COM              65248E203    42468  1907796 SH       Sole                  1907796
                                                             94719  4255140 SH       Defined 01            4255140
NTT DoCoMo, Inc. ADR           COM              62942M201    36150  2277900 SH       Sole                  1768900            509000
Odyssey Re Holdings Corp.      COM              67612W108    61955  1661000 SH       Sole                  1055000            606000
                                                             31474   843800 SH       Defined 01             843800
PepsiAmericas, Inc.            COM              71343P200    10098   481300 SH       Sole                   389300             92000
                                                            110416  5262900 SH       Defined 01            5262900
Pioneer Natural Resources Comp COM              723787107   422845 10653700 SH       Sole                  8559200           2094500
                                                            507584 12788700 SH       Defined 01           12788700
                                                               635    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2478    56545 SH       Sole                                      56545
                                                            162223  3702022 SH       Defined 01            3702022
Royal Philips Electronics ADR  COM              500472303   800272 21295167 SH       Sole                 18308267           2986900
                                                            175740  4676434 SH       Defined 01            4676434
                                                               752    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1299    46800 SH       Sole                                      46800
                                                            133852  4823500 SH       Defined 01            4823500
Service Corporation Internatio COM              817565104     2697   263100 SH       Sole                                     263100
                                                            171374 16719400 SH       Defined 01           16719400
Sprint Nextel Corporation      COM              852061100   975771 51655400 SH       Sole                 45732900           5922500
                                                            506590 26817900 SH       Defined 01           26817900
                                                               869    46000 SH       Other                   46000
Symantec Corporation           COM              871503108   444472 21317607 SH       Sole                 17766607           3551000
                                                            131664  6314800 SH       Defined 01            6314800
                                                               855    41000 SH       Other                   41000
Telephone and Data Systems, In COM              879433100   138569  2550500 SH       Sole                  2200500            350000
                                                             83168  1530800 SH       Defined 01            1530800
                                                               326     6000 SH       Other                    6000
Telephone and Data Systems, In COM              879433860   599378 12084237 SH       Sole                  9884100           2200137
                                                            281044  5666200 SH       Defined 01            5666200
                                                               298     6000 SH       Other                    6000
Texas Industries, Inc.         COM              882491103     2993    46600 SH       Sole                                      46600
                                                            208414  3244800 SH       Defined 01            3244800
Vail Resorts, Inc.             COM              91879Q109      341     7600 SH       Sole                                       7600
                                                             54318  1211917 SH       Defined 01            1211917
Walt Disney Company            COM              254687106  1246194 36364000 SH       Sole                 31233500           5130500
                                                            530835 15489800 SH       Defined 01           15489800
                                                               994    29000 SH       Other                   29000
Wendy's International, Inc.    COM              950590109   121235  3663800 SH       Defined 01            3663800
Willis Group Holdings Limited  COM              G96655108   211813  5334000 SH       Sole                  4989000            345000
                                                            242191  6099000 SH       Defined 01            6099000
Yum! Brands, Inc.              COM              988498101   618221 10513962 SH       Sole                  9078900           1435062
                                                            701313 11927100 SH       Defined 01           11927100
                                                               823    14000 SH       Other                   14000
Fairfax Financial Holdings Lim COM              303901102   379244  1904980 SH       Sole                  1677980            227000
                                                            357549  1796000 SH       Defined 01            1796000
Level 3 Communications, Inc. C CONV             52729nbe9   291385 160764000 PRN     Sole                134758000          26006000
                                                            402518 222079000 PRN     Defined 01          222079000